MARGIN ACCOUNTS (Details Textual) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Margin Accounts [Line Items]
Margin Deposit Assets	$ 1,782,926	$ 1,062,439
Fuel [Member] | Swap [Member]
Margin Accounts [Line Items]
Margin Deposit Assets		100,000	3,000
Forward Contracts [Member]
Margin Accounts [Line Items]
Margin Deposit Assets		962,000	507,000
Forward Contracts [Member] | Fuel [Member] | Swap [Member]
Margin Accounts [Line Items]
Margin Deposit Assets		$ 1,062,000	$ 510,000